SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 CNY	Dec. 31, 2014 United States USD ($)	Dec. 31, 2014 United States CNY	Dec. 31, 2014 Non United States CNY
Accounting Policies [Abstract]
Depreciation methods of property, plant and equipment	Straight-line method
Interest related to construction-in-progress capitalized		$ 0.8	4.7	$ 0.7	4.5
Cash and Cash Equivalents [Line Items]
Cash held in non-US banks or financial institutions and United States							1.7	10.6	77.4
Excess of FDIC insurance limits							0.7	4.0
Restricted cash related to products guaranty insurance	$ 1.2					7.2